Reverse Acquisition and Subsequent Sale of Entertainment (Narrative) (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 06, 2019	Feb. 05, 2019	Jun. 22, 2018	Jun. 30, 2018	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Pre-reverse stock split				3,018		910	32,226
Description of pre reverse stock split						every 350 shares of common stock outstanding (1:350 Reverse Stock Split).
Shares issued for acquisition	38,625	38,625
Shares issued for acquisition value	$ 92,700	$ 92,700		$ 567,835	$ 1,073,467
FLCR [Member]
Business Acquisition [Line Items]
Pre-reverse stock split			3,065,000,000
Description of pre reverse stock split			89% of the outstanding common stock of FLCR, with the remaining 11% of common stock distributed as follows: (a) an ownership interest of seven percent (7%) to the holders of common stock, pro rata; and (b) four percent (4%) of the common stock to the holders of convertible debt, pro rata.
Net operating loss carryforward			$ 150,000
Term period for agreement			5 years